PSF Stock Index Portfolio Expense Example, No Redemption - PSF Stock Index Portfolio	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 29
Expense Example, No Redemption, 3 Years	90
Expense Example, No Redemption, 5 Years	157
Expense Example, No Redemption, 10 Years	356
Class III
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	54
Expense Example, No Redemption, 3 Years	170
Expense Example, No Redemption, 5 Years	296
Expense Example, No Redemption, 10 Years	$ 665